UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2006

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		April 17, 2006
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
       reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	91

Form 13F Information Table Value Total:	$240,229	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x
$1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
$5,806
106,805
Sole
None
106,805
ALLSTATE CORP COM
020002101
$242
4,642
Sole
None
4,642
ALLTEL CORP COM
020039103
$3,435
53,054
Sole
None
53,054
ALTRIA GROUP INC COM
02209s103
$547
7,715
Sole
None
7,715
AMERICAN EXPRESS CO COM
025816109
$1,597
30,385
Sole
None
30,385
AMERICAN INTL GROUP INC COM
026874107
$3,343
50,590
Sole
None
50,590
AMERIPRISE FINL INC COM
03076c106
$221
4,904
Sole
None
4,904
AQUANTIVE INC COM
03839g105
$581
24,690
Sole
None
24,690
BAKER HUGHES INC COM
057224107
$1,984
29,000
Sole
None
29,000
BANK OF AMERICA CORP COM
060505104
$662
14,535
Sole
None
14,535
BEAZER HOMES USA INC COM
07556Q105
$4,268
64,956
Sole
None
64,956
BIG LOTS INC COM
089302103
$3,350
239,992
Sole
None
239,992
BJS WHOLESALE CLUB INC COM
05548J106
$3,163
100,370
Sole
None
100,370
BP PLC SPONSORED ADR
055622104
$1,086
15,752
Sole
None
15,752
BRIGHT HORIZONS FAMILY SOLUTIONS
COM
109195107
$4,012
103,595
Sole
None
103,595
BRINKER INTL INC COM
109641100
$4,459
105,535
Sole
None
105,535
BRISTOL-MYERS SQUIBB CO COM
110122108
$1,578
64,114
Sole
None
64,114
CAMDEN PPTY TR SH BEN INT
133131102
$3,615
50,171
Sole
None
50,171
CATERPILLAR INC DEL COM
149123101
$338
4,700
Sole
None
4,700
CENDANT CORPORATION COM
151313103
$3,874
223,288
Sole
None
223,288
CENTEX CORP COM
152312104
$1,486
23,975
Sole
None
23,975
CHEVRON CORP NEW COM
166764100
$1,452
25,047
Sole
None
25,047
CISCO SYS INC COM
17275R102
$2,685
123,910
Sole
None
123,910
CITIGROUP INC COM
172967101
$2,095
44,366
Sole
None
44,366
COMCAST CORP COM CL A
20030N101
$2,474
94,585
Sole
None
94,585
DATATRAK INTL INC COM
238134100
$73
10,000
Sole
None
10,000
DUKE REALTY INVT INC COM NEW
264411505
$2,013
53,050
Sole
None
53,050
DWS INTL FD INC EUROP EQT CL A
23337r601
$841
24,588
Sole
None
24,588
E M C CORP MASS COM
268648102
$215
15,794
Sole
None
15,794
EASTMAN KODAK CO COM
277461109
$2,150
75,590
Sole
None
75,590
EMDEON CORP COM
290849108
$440
40,735
Sole
None
40,735
EOG RES INC COM
26875P101
$4,744
65,885
Sole
None
65,885
ESTEE LAUDER COS INC COM
518439104
$3,113
83,715
Sole
None
83,715
EXXON CORP COM
30231G102
$1,452
23,860
Sole
None
23,860
FIRSTMERIT CORP COM
337915102
$2,489
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES INC COM CL A
345550107
$4,645
98,520
Sole
None
98,520
FRANKLIN RES INC COM
354613101
$3,632
38,543
Sole
None
38,543
FREESCALE SEMICONDUCTR CL B
35687m206
$3,124
112,506
Sole
None
112,506
GATX CORP COM
361448103
$4,029
97,585
Sole
None
97,585
GENCORP INC COM
368682100
$4,307
209,589
Sole
None
209,589
GENERAL ELEC CO COM
369604103
$3,761
108,136
Sole
None
108,136
HALLIBURTON CO COM
406216101
$5,255
71,960
Sole
None
71,960
HEWLETT PACKARD CO COM
428236103
$4,334
131,723
Sole
None
131,723
HILFIGER TOMMY CORP ORD
G8915Z102
$2,087
126,700
Sole
None
126,700
HORACE MANN EDUCTR CP COM
440327104
$525
27,950
Sole
None
27,950
INTEL CORP COM
458140100
$3,269
167,964
Sole
None
167,964
INTERNATIONAL BUS MACH COM
459200101
$388
4,709
Sole
None
4,709
ITT INDS INC IND COM
450911102
$2,356
41,900
Sole
None
41,900
J P MORGAN CHASE & CO COM
46625H100
$1,335
32,064
Sole
None
32,064
KENNAMETAL INC COM
489170100
$3,685
60,270
Sole
None
60,270
KIMBERLY CLARK CORP COM
494368103
$325
5,617
Sole
None
5,617
LEHMAN BROS HLDGS INC COM
524908100
$5,016
34,705
Sole
None
34,705
LOEWS CORP COM
540424108
$2,211
21,844
Sole
None
21,844
LUBRIZOL CORP COM
549271104
$2,820
65,800
Sole
None
65,800
MAGELLAN MIDSTREAM PRT COM UNIT RP
LP
559080106
$524
15,950
Sole
None
15,950
MERCK & CO INC COM
589331107
$3,389
96,204
Sole
None
96,204
MERRILL LYNCH
590188108
$244
3,100
Sole
None
3,100
MICROSOFT CORP COM
594918104
$653
23,998
Sole
None
23,998
MILLS CORP COM
601148109
$1,955
69,820
Sole
None
69,820
MORGAN STANLEY COM NEW
617446448
$659
10,486
Sole
None
10,486
MOTOROLA
620076109
$4,125
180,065
Sole
None
180,065
NATIONAL SEMICONDUCTOR COM
637640103
$4,138
148,625
Sole
None
148,625
NEWFIELD EXPL CO COM
651290108
$2,988
71,301
Sole
None
71,301
NORDSON CORP COM
655663102
$4,969
99,660
Sole
None
99,660
NORDSTROM INC COM
655664100
$6,364
162,440
Sole
None
162,440
NORTHROP GRUMMAN CORP COM
666807102
$2,587
37,882
Sole
None
37,882
OHIO SVGS FINL CORP COM
677502106
$757
87
Sole
None
87
ORACLE CORP COM
68389X105
$3,224
235,505
Sole
None
235,505
OWENS & MINOR INC NEW COM
690732102
$647
19,740
Sole
None
19,740
PFIZER INC COM
717081103
$816
32,758
Sole
None
32,758
PROCTER & GAMBLE CO COM
742718109
$716
12,428
Sole
None
12,428
PROGRESSIVE CORP OHIO COM
743315103
$7,015
67,280
Sole
None
67,280
SCHLUMBERGER LTD COM
806857108
$4,260
33,660
Sole
None
33,660
SCHWAB CHARLES CORP NEW COM
808513105
$3,920
227,775
Sole
None
227,775
SCUDDER ADVISOR FDS INTL EQUTY INV
81111r809
$210
7,271
Sole
None
7,271
SCUDDER NEW ASIA FD COM
811183102
$1,957
88,205
Sole
None
88,205
SIMON PPTY GROUP NEW COM
828806109
$1,793
21,308
Sole
None
21,308
ST PAUL TRAVELERS INC COM
792860108
$3,694
88,384
Sole
None
88,384
STARWOOD HOTELS&RESORT PAIRED CTF
85590A203
$4,467
65,954
Sole
None
65,954
STERIS CORP COM
859152100
$3,414
138,327
Sole
None
138,327
TEMPUR PEDIC INTL INC COM
88023u101
$3,596
254,125
Sole
None
254,125
TENET HEALTHCARE CORP COM
88033G100
$1,811
245,425
Sole
None
245,425
TERADYNE INC COM
880770102
$2,768
178,475
Sole
None
178,475
TETRA TECH INC NEW COM
88162G103
$4,508
236,141
Sole
None
236,141
TIME WARNER INC COM
887317105
$3,584
213,463
Sole
None
213,463
TRANSOCEAN INC COM
G90078109
$5,947
74,059
Sole
None
74,059
UBS AG ORD
H8920M855
$424
3,856
Sole
None
3,856
WACHOVIA CORP 2ND NEW COM
929903102
$1,833
32,707
Sole
None
32,707
WALT DISNEY CO COM
254687106
$4,250
152,388
Sole
None
152,388
WEBSENSE INC COM
947684106
$2,775
100,600
Sole
None
100,600
WILD OATS MARKETS INC COM
96808B107
$6,261
307,984
Sole
None
307,984









$240,229